6. Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Forgiven debts by sole shareholder		$ 5,019
Balance due shareholder